EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of detailed information about exploration and evaluation assets explanatory [Table Text Block]

Balance, August 31, 2016	$22,346
Additions	5,701
Disposal of Project #3 [1]	(2,382)
Recoveries	(5,635)
Foreign exchange movement	2,870
Balance, August 31, 2017	$22,900
Additions	9,096
Foreign exchange movement	(2,590)
Balance, August 31, 2018	29,406